Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
The following table includes the key provisions of the Company’s interest rate swap agreements as of December 31, 2025 and 2024:

Notional	Fixed Base Interest Rate Swap	Effective Date	Expiration Date	Asset Fair Value as of December 31, 2025	Liability Fair Value as of December 31, 2025
				(In thousands)
$200 million	3.05%	12/29/2023	7/30/2027	$736	$—
$175 million	3.47%	11/30/2022	7/30/2027	—	493
$270 million	3.05%	11/01/2022	12/31/2027	1,170	—
C$250 million	3.59%	9/23/2022	12/31/2027	—	2,910
			Total	$1,906	$3,403

Notional	Fixed Base Interest Rate Swap	Effective Date	Expiration Date	Asset Fair Value as of December 31, 2024	Liability Fair Value as of December 31, 2024
				(In thousands)
$200 million	3.05%	12/29/2023	7/30/2027	$4,651	$—
$175 million	3.47%	11/30/2022	7/30/2027	2,265	—
$270 million	3.05%	11/01/2022	12/31/2027	7,225	—
C$250 million	3.59%	9/23/2022	12/31/2027	—	3,021
			Total	$14,141	$3,021

Summary of Derivative Results
The following table presents the fair value of the Company’s designated derivative financial instruments as of December 31, 2025 and 2024:

	Derivative Assets		Derivative Liabilities
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Designated derivatives	(In thousands)
Foreign exchange contracts	$—	$15,727	$—	$—
Interest rate contracts	1,906	14,141	3,403	3,021
Total fair value of derivatives	$1,906	$29,868	$3,403	$3,021
The following tables present the effect of the Company’s designated derivative financial instruments on the accompanying Consolidated Statements of Operations for the years ended December 31, 2025, 2024 and 2023, including the impacts to Accumulated other comprehensive loss (“AOCI”):

	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (Loss) on Derivatives

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Interest rate swaps	$(6,508)	$17,431	$7,504
Treasury locks	1,292	—	—
Foreign currency exchange forwards	(1,493)	—	—
Cross-currency swap	(9,018)	10,334	1,028
Total designated derivative financial instruments	$(15,727)	$27,765	$8,532

	Location of Gain or (Loss) Reclassified from AOCI into Earnings	Amount of Gain or (Loss) to Earnings from AOCI Reclassifications
		Years Ended December 31,
		2025	2024	2023
		(In thousands)
Interest rate swaps	Interest expense	$6,109	$15,574	$13,825
Interest rate swaps	Loss on debt extinguishment and termination of derivative instruments(1)	—	(973)	(2,513)
Treasury locks	Interest expense	137	—	—
Foreign currency exchange forwards	Foreign currency exchange loss, net	(1,493)	—	—
Cross-currency swap	Foreign currency exchange (loss) gain, net	(7,762)	9,371	200
Cross-currency swap	Interest expense	340	506	374
Total designated derivative financial instruments		$(2,669)	$24,478	$11,886
(1)In conjunction with the termination of interest rate swaps in 2020, the Company recorded amounts in Accumulated other comprehensive loss that were reclassified as an adjustment to earnings over the term of the original hedges and respective borrowings. During the year ended December 31, 2024, the Company recorded an increase to “Loss on debt extinguishment and termination of derivative instruments” related to this transaction.